RISK MANAGEMENT (Details) - COP ($) $ in Millions		Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Financial Risk Management Explanatory [Line Items]
Total financial assets with credit risk		$ 213,376,687	$ 201,454,788
Total exposure to credit risk outside of the statement of financial position		27,223,238	27,587,721
Maximum exposure to credit risk		240,599,925	229,042,509
Cash and cash equivalents [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Maximum exposure to credit risk, financial instruments to which impairment requirements in IFRS 9 are not applied	[1]	16,531,811	17,294,457
Hedging Derivatives [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Maximum exposure to credit risk, financial instruments to which impairment requirements in IFRS 9 are not applied		55,261	128,479
Derivatives Instruments [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Maximum exposure to credit risk, financial instruments to which impairment requirements in IFRS 9 are not applied		328,392	502,209
Financial assets available-for-sale, category [member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Maximum exposure to credit risk, financial instruments to which impairment requirements in IFRS 9 are not applied		17,790,127	17,662,733
Held-to-maturity investments, category [member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Maximum exposure to credit risk, financial instruments to which impairment requirements in IFRS 9 are not applied		2,899,039	2,570,486
Other financial assets at fair value through profit or loss [member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Maximum exposure to credit risk, financial instruments to which impairment requirements in IFRS 9 are not applied		2,282,611	2,072,674
Commercial [member] | Loans and receivables, category [member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Maximum exposure to credit risk of loans or receivables		99,428,894	93,149,211
Consumer loans [member] | Loans and receivables, category [member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Maximum exposure to credit risk of loans or receivables		50,382,895	46,927,997
Mortgage [member] | Loans and receivables, category [member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Maximum exposure to credit risk of loans or receivables		16,151,299	14,683,537
Microcredit [Member] | Loans and receivables, category [member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Maximum exposure to credit risk of loans or receivables		409,688	399,431
Other Accounts Receivable [Member] | Loans and receivables, category [member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Maximum exposure to credit risk of loans or receivables		4,466,134	3,719,672
Financial guarantee contracts [member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Total exposure to credit risk outside of the statement of financial position		3,495,921	3,510,546
Loan commitments [member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Total exposure to credit risk outside of the statement of financial position		23,727,317	24,077,175
Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Maximum exposure to credit risk, financial instruments to which impairment requirements in IFRS 9 are not applied		$ 2,650,536	$ 2,343,902

[1]	Not including funds in custody by the entity (cash, tellers, vaults), because there is no credit risk regarding Grupo Aval entities.